Revenues - License and Collaboration Agreement (Details) $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 08, 2013 USD ($)	Dec. 21, 2011 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Revenue from license and collaboration agreements-third parties
Clinical trial related costs						$ 105,869	$ 87,777	$ 73,693
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Maximum amount of series of payments expected to be received	$ 86,500
Life cycle indications ("LCI") | item								3
Remaining per life cycle indication regulatory approval milestone payments				$ 20,000
Remaining regulatory approval milestone payments				$ 60,000
Increase of development and regulatory approval milestones for an initial indication			$ 10,000
Upfront payment						6,500
Development milestone payments achieved						40,000
Percentage of transaction price allocated to license to fruquintinib	90.00%
Percentage of transaction price allocated to research and development	10.00%
Research and development cost reimbursements						1,876	3,910	$ 9,309
Amortization of the upfront payment						83	88	122
Recognition and amortization of the milestone payments (note)						32	7	13,849
Royalties						4,890	2,653	261
Goods-Marketed Products						11,329	8,113	3,324
Promotion and marketing services						3,734
Total revenue						21,944	14,771	26,865
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements-third parties
Percentage of royalties	15.00%			15.00%
Threshold percentage of sales in provinces to promote				30.00%
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements-third parties
Percentage of royalties	20.00%			29.00%
Threshold percentage of sales in provinces to promote				40.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment						20,000
Development milestone payments achieved						25,000
Series of payments		$ 140,000
Clinical trial related costs					$ 50,000
Percentage of transaction price allocated to license to savolitinib		95.00%
Percentage of transaction price allocated to research and development		5.00%
Research and development cost reimbursements						8,289	10,883	5,876
Amortization of the upfront payment						(330)	302	273
Recognition and amortization of the milestone payments (note)						(179)	342	387
Total revenue						$ 7,780	$ 11,527	$ 6,536
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements-third parties
Percentage of royalties		30.00%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one		9.00%
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one		13.00%